Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Registrant Name	Chevron Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-00368
Entity Tax Identification Number	94-0890210
Entity Address, Address Line One	1400 Smith Street
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	832
Local Phone Number	854-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.75 per share
Trading Symbol	CVX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0000093410
Amendment Flag	false